UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Rockbay Capital Management, LP
Address:       600 Fifth Avenue, 24th Floor
               New York, New York 10020

Form 13F File Number:  28-10688

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          Rockbay Capital Advisors, Inc., its
               general partner
Name:          Atul Khanna
Title:         CEO
Phone:         212-332-4220


Signature, Place, and Date of Signing:

/s/ Atul Khanna                   New York, NY                    02/08/05
--------------------             ---------------                 ----------
  [Signature]                     [City, State]                    [Date]

--------------------------------------------------------------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1
Form 13F Information Table Entry Total:         79
Form 13F Information Table Value Total:         1,173,522
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      Form 13F File Number           Name

     01       28- 10689                      Rockbay Capital Advisors, Inc.

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


                                                      VALUE    SHARES/    SH/ PUT/   INVSTMT     OTHER        VOTING AUTHORITY
NAME OF ISSUER                   CLASS   CUSIP        (x$1000) PRN AMT    PRN CALL   DSCRETN     MANAGERS     SOLE SHARED    NONE
---------------------------------------------------------------------------------------------------------------------------------

Advanced Medical Optics Inc.     COM     00763m108       13782     335000 SH         DEFINED     01             335000
Altria Group Inc.                COM     02209s103        4277      70000 SH         DEFINED     01              70000
Altria Group Inc.                COM     02209s103       73320    1200000 CALL       DEFINED     01            1200000
Aquila Inc.                      COM     03840p102        5996    1625000 SH         DEFINED     01            1625000
Arlington Tankers Ltd            COM     g04899103        3498     152400 SH         DEFINED     01             152400
Atlas America Inc.               COM     049167109       18906     528840 SH         DEFINED     01             528840
Banta Corp                       COM     066821109       14323     320000 SH         DEFINED     01             320000
Bowne & Co. Inc.                 COM     103043105       15447     950000 SH         DEFINED     01             950000
Cablevision Systems Corp.        COM     12686c109        2590     104000 SH         DEFINED     01             104000
Cablevision Systems Corp.        COM     12686c109       26892    1080000 CALL       DEFINED     01            1080000
California Coastal Communicati   COM     129915203        8220     341800 SH         DEFINED     01             341800
Carrizo Oil and Gas Inc.         COM     144577103        6328     560000 SH         DEFINED     01             560000
Cendant Corp                     COM     151313103       14145     605000 SH         DEFINED     01             605000
Cendant Corp                     COM     151313103       14145     605000 PUT        DEFINED     01             605000
Charter Communications Cl A      COM     16117m107         560     250000 SH         DEFINED     01             250000
Computer Associates Intl. Inc.   COM     204912109       20375     656000 SH         DEFINED     01             656000
Comstock Resources Inc.          COM     205768203       21962     996000 SH         DEFINED     01             996000
Conexant Systems Inc             COM     207142100        1142     574000 SH         DEFINED     01             574000
Conseco Inc.                     COM     208464883       19551     980000 CALL       DEFINED     01             980000
Cooper Cos Inc.                  COM     216648402        8217     116400 SH         DEFINED     01             116400
Corinthian Colleges Inc          COM     218868107        7161     380000 SH         DEFINED     01             380000
Creo Inc.                        COM     225606102       16692    1115000 SH         DEFINED     01            1115000
DPL Inc.                         COM     233293109       12932     515000 SH         DEFINED     01             515000
Danielson Holding Corp           COM     236274106       11856    1403100 SH         DEFINED     01            1403100
Davita Inc.                      COM     23918k108       10871     275000 SH         DEFINED     01             275000
Federated Department Stores      COM     31410h101        8669     150000 SH         DEFINED     01             150000
Federated Department Stores      COM     31410h101       15892     275000 CALL       DEFINED     01             275000
Fidelity National Financial      COM     316326107       30827     675000 SH         DEFINED     01             675000
Fox Entertainment Grp Inc.       COM     35138t107        8909     285000 SH         DEFINED     01             285000
Freescale Semiconductor          COM     35687m107       12118     680000 SH         DEFINED     01             680000
Freescale Semiconductor-B        COM     35687m206        2295     125000 SH         DEFINED     01             125000
Frontier Corp.                   COM     35914p105        3732     140000 CALL       DEFINED     01             140000
Gencorp Inc.                     COM     368682100       23213    1250000 SH         DEFINED     01            1250000
Gentek Inc.                      COM     37245x203       16029     357000 SH         DEFINED     01             357000
Halliburton Company              COM     406216101       18247     465000 SH         DEFINED     01             465000
Holly Corp                       COM     435758305       16861     605000 SH         DEFINED     01             605000
Hollywood Entertainment Corp.    COM     436141105        4582     350000 SH         DEFINED     01             350000
Hollywood Entertainment Corp.    COM     436141105        6545     500000 CALL       DEFINED     01             500000
IShares Russell 2000             COM     464287655      133385    1030000 PUT        DEFINED     01            1030000


ITT Educational Services Inc.    COM     45068B109       10461     220000 SH         DEFINED     01             220000
Infocrossing Inc.                COM     45664x109        4727     279200 SH         DEFINED     01             279200
Intergraph Corp                  COM     458683109       14957     555400 SH         DEFINED     01             555400
International Paper Co.          COM     460146103        2940      70000 PUT        DEFINED     01              70000
Key Energy Services Inc.         COM     492914106       31425    2663100 SH         DEFINED     01            2663100
Kmart Holding Corp               COM     498780105        6432      65000 SH         DEFINED     01              65000
Laidlaw International Inc.       COM     50730r102       18404     860000 SH         DEFINED     01             860000
Liberty Media Corp.              COM     530718105       20039    1825000 SH         DEFINED     01            1825000
Lions Gate Entertainment Corp.   COM     535919203       24233    2281800 SH         DEFINED     01            2281800
MSC.Software Corp.               COM     553531104       13611    1300000 SH         DEFINED     01            1300000
Magellan Health Services Inc.    COM     559079207        2818      82500 SH         DEFINED     01              82500
Magna Entertainment Corp.        COM     559211107        7224    1200000 SH         DEFINED     01            1200000
Magnum Hunter Resources Inc.     COM     55972f203       11481     890000 SH         DEFINED     01             890000
McMoran Exploration Co.          COM     582411104        4905     262300 SH         DEFINED     01             262300
Merck & Co. Inc.                 COM     589331107       29906     930500 CALL       DEFINED     01             930500
Microsoft Corp                   COM     594918104        1737      65000 SH         DEFINED     01              65000
NDCHealth Corp.                  COM     639480102        9295     500000 PUT        DEFINED     01             500000
NTL Inc.                         COM     62940m104       20429     280000 SH         DEFINED     01             280000
Nelnet Inc.                      COM     64031n108       11661     433000 SH         DEFINED     01             433000
New Century Financial Corp.      COM     6435ev108       11280     176500 SH         DEFINED     01             176500
OfficeMax Inc.                   COM     67622p101       25889     825000 CALL       DEFINED     01             825000
PG & E Corp                      COM     69331C108       12147     365000 SH         DEFINED     01             365000
Pathmark Stores Inc.             COM     70322a101         934     160700 SH         DEFINED     01             160700
PetroHawk Energy Corp            COM     716495106         248      29000 SH         DEFINED     01              29000
Resource America Inc.            COM     761195205       18441     567400 SH         DEFINED     01             567400
Saxon REIT Inc.                  COM     80556t106        2560     106725 SH         DEFINED     01             106725
Sears Roebuck & Co.              COM     812387108       10206     200000 SH         DEFINED     01             200000
Semiconductor HOLDRs Trust       COM     816636203       10011     300000 PUT        DEFINED     01             300000
Southern Union                   COM     844030106       11990     500000 SH         DEFINED     01             500000
Sprint Corp                      COM     852061100       33548    1350000 SH         DEFINED     01            1350000
Sungard Data Systems Inc.        COM     867363103       19831     700000 SH         DEFINED     01             700000
Sycamore Networks Inc.           COM     871206108        6074    1496000 SH         DEFINED     01            1496000
Telewest Global Inc.             COM     87956t107        3164     180000 SH         DEFINED     01             180000
Tessera Technologies             COM     88164l100       26549     713500 SH         DEFINED     01             713500
Toys R Us Inc.                   COM     892335100       22108    1080000 SH         DEFINED     01            1080000
USA Mobility Inc.                COM     90341g103       24399     691000 SH         DEFINED     01             691000
UnitedGlobalCom Inc. - Class A   COM     913247508        1784     184725 SH         DEFINED     01             184725
Washington Group Intl Inc.       COM     938862208       19594     475000 SH         DEFINED     01             475000
West Pharmaceutical Service      COM     955306105        6883     275000 SH         DEFINED     01             275000
Weyerhauser Co.                  COM     962166104        4705      70000 PUT        DEFINED     01              70000

                           Total      79               1173522


